Share Capital (Disclosure of Changes in Share Capital) (Details) $ in Millions	6 Months Ended
	Feb. 28, 2019 CAD ($) shares	Feb. 28, 2018 CAD ($)
Disclosure of classes of share capital [line items]
Issued upon stock option plan exercises	$ 22	$ 27
Issued pursuant to dividend reinvestment	$ 0	$ 0
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	22,420,064
Issued upon stock option plan exercises, shares | shares	0
Issued pursuant to dividend reinvestment, shares | shares	0
Class A conversions to Class B, shares | shares	(48,000)
Number of shares, ending balance | shares	22,372,064
Beginning balance	$ 2
Issued upon stock option plan exercises	0
Issued pursuant to dividend reinvestment	0
Class A conversions to Class B	0
Ending balance	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	484,194,344
Issued upon stock option plan exercises, shares | shares	1,138,711
Issued pursuant to dividend reinvestment, shares | shares	4,272,837
Class A conversions to Class B, shares | shares	48,000
Number of shares, ending balance | shares	489,653,892
Beginning balance	$ 4,054
Issued upon stock option plan exercises	26
Issued pursuant to dividend reinvestment	107
Class A conversions to Class B	0
Ending balance	$ 4,187
Ifrs Series A Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	10,012,393
Issued upon stock option plan exercises, shares | shares	0
Issued pursuant to dividend reinvestment, shares | shares	0
Number of shares, ending balance | shares	10,012,393
Beginning balance	$ 245
Issued upon stock option plan exercises	0
Issued pursuant to dividend reinvestment	0
Ending balance	$ 245
Ifrs Series B Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	1,987,607
Issued upon stock option plan exercises, shares | shares	0
Issued pursuant to dividend reinvestment, shares | shares	0
Number of shares, ending balance | shares	1,987,607
Beginning balance	$ 48
Issued upon stock option plan exercises	0
Issued pursuant to dividend reinvestment	0
Ending balance	$ 48